Convertible Notes Payable (Details Textual) - USD ($)																					1 Months Ended													2 Months Ended	12 Months Ended
	Nov. 11, 2016	Jul. 13, 2016	Jul. 11, 2016	May 10, 2016	May 09, 2016	May 06, 2016	May 04, 2016	Apr. 11, 2016	Mar. 08, 2016	Mar. 01, 2016	Feb. 04, 2016	Jan. 13, 2016	Jan. 06, 2016	Dec. 08, 2015	Oct. 26, 2015	Oct. 07, 2015	Sep. 15, 2015	Sep. 04, 2015	Jul. 27, 2015	Jul. 17, 2015	Dec. 30, 2016	Dec. 29, 2016	Dec. 28, 2016	Nov. 30, 2016	Sep. 20, 2016	Sep. 19, 2016	Aug. 18, 2016	Aug. 16, 2016	Jun. 27, 2016	May 25, 2016	Apr. 21, 2016	Feb. 22, 2016	Jan. 19, 2016	Feb. 18, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Convertible Notes Payable (Textual)
Proceeds from convertible notes																																			$ 1,533,000	$ 6,489,000	$ 304,000
Common stock issued for convertible notes, value																																			2,971,000	9,282,000	$ 128,000
Amortization of debt discount																																			1,550,000	$ 3,515,000
Convertible Notes Payable [Member]
Convertible Notes Payable (Textual)
Proceeds from convertible notes																																			3,828,000
Common stock issued for convertible notes, value																																			$ 2,018,000
Common stock issued for convertible notes, shares																																			76,664
Net balance outstanding amount																																			$ 1,558,000
Amortization of debt discount																																			1,135,000
Other expenses																																			796,000
Unamortized debt discount																																			$ 339,000
Black Mountain Equities Inc. [Member]
Convertible Notes Payable (Textual)
Interest bearing convertible notes																				8.00%
Proceeds from convertible notes																				$ 110,000
Debt instrument, payment terms																				Twelve months
Conversion of stock description																				The holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company's common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description																				The conversion price is the lesser of (i) $825,000 and (ii) and 65% of the lowest VWAP for the 20 trading days prior to the date of conversion.
Common stock issued for convertible notes, shares																																3
Gemini Master Fund Ltd . [Member]
Convertible Notes Payable (Textual)
Interest bearing convertible notes																				8.00%
Proceeds from convertible notes																				$ 165,000
Debt instrument, payment terms																				Twelve months
Conversion of stock description																				The holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company's common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description																				The conversion price is the lesser of (i) $825,000 and (ii) and 65% of the lowest VWAP for the 20 trading days prior to the date of conversion.
Common stock issued for convertible notes, shares									7
VIS VIRES GROUP, INC. [Member]
Convertible Notes Payable (Textual)
Interest bearing convertible notes																			8.00%
Proceeds from convertible notes																			$ 154,000
Debt instrument, payment terms																			Nine months
Conversion of stock description																			The holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company's common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description																			Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 110% of principal plus interest (during days 1-30) to 135% of principal plus interest (during days 121-180).
Percentage of conversion stock																			65.00%
Common stock issued for convertible notes, shares																																		3
Service Trading Company, LLC [Member]
Convertible Notes Payable (Textual)
Interest bearing convertible notes																		8.00%
Proceeds from convertible notes																		$ 37,800
Debt instrument, payment terms																		Twelve months
Conversion of stock description																		The holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company's common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description																		Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 118% of principal plus interest (during days 1-30) to 148% of principal plus interest (during days 151-180).
Percentage of conversion stock																		65.00%
Common stock issued for convertible notes, shares		203
Mordechai Vizel [Member]
Convertible Notes Payable (Textual)
Interest bearing convertible notes				8.00%													8.00%																8.00%
Proceeds from convertible notes				$ 112,000													$ 75,000																$ 112,000
Debt instrument, payment terms				Twelve months													Twelve months																Twelve months
Conversion of stock description				The investor is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.													The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.																The investor is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description				The conversion price is the lesser of (i) $7,650 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the Investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.													The conversion price is the lower of (i) $432,000 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.																The conversion price is the lower of (i) $1,440,000 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.
Common stock issued for convertible notes, value								$ 112,000				$ 75,000
Common stock issued for convertible notes, shares								13				1
SICHENZIA ROSS FRIEDMAN FERENCE LLP [Member]
Convertible Notes Payable (Textual)
Interest bearing convertible notes					8.00%											8.00%
Proceeds from convertible notes					$ 137,000											$ 92,000
Debt instrument, payment terms					Twelve months											Twelve months
Conversion of stock description					The holder, subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.											The investor, subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description					The conversion price is the lower of (i) $3,000 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the holder in cash, for 127.5% of any outstanding principal and interest remaining on the note.											The conversion price is the lower of (i) $271,200 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.
Common stock issued for convertible notes, value																													$ 92,000
Common stock issued for convertible notes, shares																													326
ALSA HOLDINGS INC. [Member]
Convertible Notes Payable (Textual)
Interest bearing convertible notes															8.00%
Proceeds from convertible notes															$ 500,000
Debt instrument, payment terms															Twelve months
Conversion of stock description															The investor is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description															The conversion price is the lower of (i) $139,650 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.
Common stock issued for convertible notes, shares											2
MTR3S HOLDING LTD. [Member]
Convertible Notes Payable (Textual)
Interest bearing convertible notes										8.00%				8.00%							8.00%
Proceeds from convertible notes										$ 500,000				$ 600,000							$ 100,000
Debt instrument, payment terms										Twelve months				Twelve months							Twelve months
Conversion of stock description										The investor is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.				The investor is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
The investor is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.

Conversion of stock payment description										The conversion price is the lesser of (i) $199,500 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion, provided, however, that the total number of shares of Common Stock issuable upon conversion of the note shall not exceed 225,225. Upon prior notice, the Company may prepay the Investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.				The conversion price is the lower of (i) $59,850 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.
The conversion price is the lesser of (i) $199,500 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion, provided, however, that the total number of shares of Common Stock issuable upon conversion of the note shall not exceed 225,225. Upon prior notice, the Company may prepay the Investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.

Common stock issued for convertible notes, value																											$ 500,000
Common stock issued for convertible notes, shares									26																		3,129
Alpha Capital Anstalt [Member]
Convertible Notes Payable (Textual)
Interest bearing convertible notes													8.00%
Proceeds from convertible notes													$ 250,000
Debt instrument, payment terms													Twelve months
Conversion of stock description													The investor is subject to the restrictions of Rule 144 promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description													The conversion price is 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the Investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.
Intermodal Shipbrokers Co., [Member]
Convertible Notes Payable (Textual)
Interest bearing convertible notes																																	8.00%
Proceeds from convertible notes																																	$ 84,000
Debt instrument, payment terms																																	Twelve months
Conversion of stock description																																	The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description																																	The conversion price is the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.
Common stock issued for convertible notes, value						$ 84,000
Common stock issued for convertible notes, shares						14
LG Capital Funding, LLC [Member]
Convertible Notes Payable (Textual)
Interest bearing convertible notes																															8.00%
Proceeds from convertible notes																															$ 50,000
Debt instrument, payment terms																															Twelve months
Conversion of stock description																															The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description																															The conversion price is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company's shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 118% of principal plus interest (during days 1-30) to 148% of principal plus interest (during days 151-180).
Common stock issued for convertible notes, value																							$ 50,000
Common stock issued for convertible notes, shares																							32,915
APG Capital Holdings, LLC [Member]
Convertible Notes Payable (Textual)
Interest bearing convertible notes							12.00%
Proceeds from convertible notes							$ 32,000
Debt instrument, payment terms							Twelve months
Conversion of stock description							The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description							Upon written notice, during the first six months the Company may prepay the note to 150% of principal plus interest.
Percentage of conversion stock							65.00%
Common stock issued for convertible notes, value	$ 32,000
Common stock issued for convertible notes, shares	25,269
M. I. E. Co Ltd [Member]
Convertible Notes Payable (Textual)
Interest bearing convertible notes				8.00%
Proceeds from convertible notes				$ 59,000
Debt instrument, payment terms				Twelve months
Conversion of stock description				The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description				The conversion price is the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.
Common stock issued for convertible notes, value																										$ 59,000
Common stock issued for convertible notes, shares																										1,716
CROWN BRIDGE PARTNERS, LLC [Member]
Convertible Notes Payable (Textual)
Interest bearing convertible notes																														6.00%
Proceeds from convertible notes																														$ 55,000
Debt instrument, payment terms																														Twelve months
Conversion of stock description																														The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description																														Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 120% of principal plus interest (during days 1-60) to 145% of principal plus interest (during days 121-180).
Percentage of conversion stock																														60.00%
E. STAVROPOULOS & CO O.E [Member]
Convertible Notes Payable (Textual)
Interest bearing convertible notes																													8.00%
Proceeds from convertible notes																													$ 80,000
Debt instrument, payment terms																													Twelve months
Conversion of stock description																													The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description																													The conversion price is the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.
Common stock issued for convertible notes, value																									$ 80,000
Common stock issued for convertible notes, shares																									2,891
MARINE PLUS S.A [Member]
Convertible Notes Payable (Textual)
Interest bearing convertible notes																													8.00%
Proceeds from convertible notes																													$ 60,000
Debt instrument, payment terms																													Twelve months
Conversion of stock description																													The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description																													The conversion price is the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.
MEDPOOL LTD [Member]
Convertible Notes Payable (Textual)
Interest bearing convertible notes																													8.00%
Proceeds from convertible notes																													$ 80,000
Debt instrument, payment terms																													Twelve months
Conversion of stock description																													The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description																													The conversion price is the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.
Common stock issued for convertible notes, value																						$ 80,000
Common stock issued for convertible notes, shares																						10,146
Sichenzia Ross Ference Kesner LLP [Member]
Convertible Notes Payable (Textual)
Interest bearing convertible notes			8.00%
Proceeds from convertible notes			$ 100,000
Debt instrument, payment terms			Twelve months
Conversion of stock description			The holder, subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description			The conversion price is the lower of (i) $100 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the holder in cash, for 127.5% of any outstanding principal and interest remaining on the note.
ANYLAND TRAVEL LTD [Member]
Convertible Notes Payable (Textual)
Interest bearing convertible notes																												8.00%
Proceeds from convertible notes																												$ 30,000
Debt instrument, payment terms																												Twelve months
Conversion of stock description																												The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description																												The conversion price is the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.
M. DALAKOS - I. FASSOLIS - N. THEOFANOPOULOS & PARTNERS LAW FIRM [Member]
Convertible Notes Payable (Textual)
Interest bearing convertible notes																												8.00%
Proceeds from convertible notes																												$ 108,000
Debt instrument, payment terms																												Twelve months
Conversion of stock description
The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.

Conversion of stock payment description
The conversion price is the lower of (i) $232.5 and (ii) 75% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the holder in cash, for 127.5% of any outstanding principal and interest remaining on the note.

YES Properties Inc. [Member]
Convertible Notes Payable (Textual)
Interest bearing convertible notes																												8.00%
Proceeds from convertible notes																												$ 35,000
Debt instrument, payment terms																												Twelve months
Conversion of stock description
The investor is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock.

Conversion of stock payment description
The conversion price is 60% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the fifteen prior trading days. Upon written notice, during the first 39 days the Company may prepay the note to 125% of principal plus interest.

Percentage of conversion stock																												60.00%
Crede CG III, Ltd [Member]
Convertible Notes Payable (Textual)
Interest bearing convertible notes	8.00%
Proceeds from convertible notes	$ 50,000
Debt instrument, payment terms	Twelve months
Conversion of stock description
The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock.

Conversion of stock payment description
The conversion price is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 118% of principal plus interest (during days 1-30) to 148% of principal plus interest (during days 151-180).

Percentage of conversion stock	65.00%
ADAR BAYS, LLC [Member]
Convertible Notes Payable (Textual)
Interest bearing convertible notes																								8.00%
Proceeds from convertible notes																								$ 100,000
Notes being amount																								$ 25,000
Debt instrument, payment terms
The First Note being in the amount of $25 and each of the following notes being in the amount of $25, which mature a year from issuance. The Company may reject the closing of the back-end financing by giving the buyer written notice at least 30 days prior to the 6-month anniversary of the First Note of its intent to reject the funding of the Back-End Notes. In such case the Buyer Notes and the Back-End Notes shall be terminated.

Conversion of stock description
The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock.

Conversion of stock payment description
The conversion price is 58% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 118% of principal plus interest (during days 1-30) to 148% of principal plus interest (during days 151-180).

Percentage of conversion stock																								58.00%